Basis of preparation	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Basis of preparation

2.	Basis of preparation

a)	Statement of compliance

The Company’s unaudited interim condensed consolidated financial statements have been prepared in accordance with IFRS Accounting Standards 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”). These interim condensed consolidated financial statements follow the same accounting policies and methods of application as the Company’s most recent annual consolidated financial statements. Accordingly, they do not include all disclosures required by the IFRS for financial statements and should be read in conjunction with the Company’s consolidated financial statements for the year ended August 31, 2025.

These unaudited interim condensed consolidated financial statements were approved by the Board of Directors of the Company on January 12, 2026.

b)	Basis of presentation and measurement

All amounts in these consolidated financial statements are presented in United States dollars and rounded to the nearest thousand unless otherwise stated. Reference herein of $ or USD is to United States dollars and C$ or CAD is to Canadian dollars. These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities which are measured at fair value as disclosed in Note 20.